REPORTABLE SEGMENTS - Schedule Income and Expenses by Reportable Segment (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 42,596,673	$ 51,626,779	$ 119,825,847
Net gain / (loss) on digital assets	634,557	333,450	938,365
Net gain / (loss) on investments	258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading	267,769	151,583	192,558
Revenues and gains / (losses) from operations	43,757,790	52,209,639	120,491,852
Transaction expenses	42,741,776	51,592,423	120,995,931
Compensation and benefits	265,591	219,256	216,201
Notes interest expense	30,804	27,285	37,029
Depreciation and amortization	46,892	22,945	12,852
Other expenses	313,991	93,564	179,059
Total operating expenses	43,399,054	51,955,473	121,441,072
Operating income	358,736	254,166	(949,220)
Change in fair value of warrant liability	0	0	20,322
Unrealized gain / (loss) on notes payable – derivative	(31,727)	(9,603)	57,998
Other income / (expense), net	2,774	(135)	26,480
Total other income / (expense)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	329,783	244,428	(844,420)
Income tax expense / (benefit)	(16,939)	15,914	(28,291)
Net income / (loss) for the period	346,722	228,514	(718,910)
Net income / (loss)	346,722	228,514	(816,129)
Redeemable noncontrolling interests			(97,219)
Unit holders of the Company	346,722	228,514	(718,910)
Digital Assets
Segment Reporting Information [Line Items]
Revenue	42,497,063	51,565,491	119,785,259
Net gain / (loss) on digital assets	57,560	22,527	(289,497)
Net gain / (loss) on investments	17,425	0	0
Net gain / (loss) on derivatives trading	168,355	65,380	100,341
Revenues and gains / (losses) from operations	42,740,403	51,653,398	119,596,103
Transaction expenses	42,437,298	51,509,381	119,437,498
Compensation and benefits	175,925	148,909	134,550
Notes interest expense	0	0	0
Depreciation and amortization	11,446	4,344	0
Other expenses	68,725	44,854	95,578
Total operating expenses	42,693,394	51,707,488	119,667,626
Operating income	47,009	(54,090)	(71,523)
Change in fair value of warrant liability			0
Unrealized gain / (loss) on notes payable – derivative	0	0	0
Other income / (expense), net	0	0	0
Total other income / (expense)	0	0	0
Net income / (loss) for the period, before taxes	47,009	(54,090)	(71,523)
Income tax expense / (benefit)	0	0	0
Net income / (loss) for the period	47,009	(54,090)
Net income / (loss)			(71,523)
Redeemable noncontrolling interests			0
Unit holders of the Company			(71,523)
Data Centers
Segment Reporting Information [Line Items]
Revenue	0	0	0
Net gain / (loss) on digital assets	0	0	0
Net gain / (loss) on investments	0	0	0
Net gain / (loss) on derivatives trading	0	0	0
Revenues and gains / (losses) from operations	0	0	0
Transaction expenses	0	0	0
Compensation and benefits	0	0	0
Notes interest expense	0	0	0
Depreciation and amortization	7,497	5,548	0
Other expenses	0	0	0
Total operating expenses	7,497	5,548	0
Operating income	(7,497)	(5,548)	0
Change in fair value of warrant liability			0
Unrealized gain / (loss) on notes payable – derivative	0	0	0
Other income / (expense), net	0	0	0
Total other income / (expense)	0	0	0
Net income / (loss) for the period, before taxes	(7,497)	(5,548)	0
Income tax expense / (benefit)	0	0	0
Net income / (loss) for the period	(7,497)	(5,548)
Net income / (loss)			0
Redeemable noncontrolling interests			0
Unit holders of the Company			0
Treasury and Corporate
Segment Reporting Information [Line Items]
Revenue	99,610	61,288	40,588
Net gain / (loss) on digital assets	576,997	310,923	1,227,862
Net gain / (loss) on investments	241,366	97,827	(464,918)
Net gain / (loss) on derivatives trading	99,414	86,203	92,217
Revenues and gains / (losses) from operations	1,017,387	556,241	895,749
Transaction expenses	304,478	83,042	1,558,433
Compensation and benefits	89,666	70,347	81,651
Notes interest expense	30,804	27,285	37,029
Depreciation and amortization	27,949	13,053	12,852
Other expenses	245,266	48,710	83,481
Total operating expenses	698,163	242,437	1,773,446
Operating income	319,224	313,804	(877,697)
Change in fair value of warrant liability			20,322
Unrealized gain / (loss) on notes payable – derivative	(31,727)	(9,603)	57,998
Other income / (expense), net	2,774	(135)	26,480
Total other income / (expense)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	290,271	304,066	(772,897)
Income tax expense / (benefit)	(16,939)	15,914	(28,291)
Net income / (loss) for the period	$ 307,210	$ 288,152
Net income / (loss)			(744,606)
Redeemable noncontrolling interests			(97,219)
Unit holders of the Company			$ (647,387)